Restructuring	12 Months Ended
Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring
Restructuring

Late in 2011, we began a project to enhance productivity by streamlining the organization and freeing up resources for reallocation to strategic initiatives to help drive growth and innovation, strengthen our industry leadership position and improve longer-term profitability. This project aims to eliminate organizational layers and overlapping structures, actions that will enhance our processes, speed and productivity. We recorded pretax charges of $74.9 million in the fourth quarter of 2011, of which $5.5 million is recorded in cost of sales and $69.4 million is recorded in general, administrative, integration and other. The pretax charges consists of $20.1 million for workforce reductions and $42.1 million for intangible asset abandonment charges. Additionally, we incurred contract termination and consulting costs of $12.7 million. At December 31, 2011, a restructuring accrual of $26.9 million was included in accrued and other liabilities in the accompanying consolidated balance sheet. We expect to record additional restructuring charges in 2012 related to this program.

The specific restructuring measures and associated estimated costs were based on management's best business judgment under the existing circumstances at the time the estimates were made. If future events require changes to these estimates, such adjustments will be reflected in the applicable line item in the consolidated statement of operations.
2009 Restructuring of Acquired Business

In October 2009, we started the closure of our facilities and relocation of our activities in Brisbane and Sydney to other locations, primarily to QIAGEN Instruments AG in Switzerland. These restructurings follow the acquisition of Corbett in 2008 and consolidate our instrument manufacturing activities. The closure and relocation were completed in 2010 at a total pre tax cost of approximately $4.2 million, of which $1.9 million was incurred in 2010.